Investee Companies and Other Investments - Schedule of Changes in Investments (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Schedule Of Changes In Investments Abstract
Beginning balance	€ 41,324			€ 31,772
Dividend distribution				(3,817)
The Company’s share of income	16,930	[1]	$ 19,878	11,062	€ 4,320
Foreign currency translation adjustments	1,288			2,307
Ending balance	€ 59,542			€ 41,324	€ 31,772

[1]	Including €14,371 thousand recognized as gain on bargain purchase, as further detailed below